NOTES AND LOANS PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Sep. 04, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Financing bears interest rate	12.00%
Outstanding financing balance	$ 43,696		$ 11,187
Related party loans	101,995
Non interest loans	25,313
due on demand loans	115,000
Aggregate outstanding balance of related party loans	242,308
Lines of credit balance	478,780
acquisition of equipment financing	36,917	$ 39,161
Current financing	12,269
Non Current financing	24,648
First Party [Member]
Short-Term Debt [Line Items]
Lines of credit	130,039
Second Party [Member]
Short-Term Debt [Line Items]
Lines of credit	148,704
Third Party [Member]
Short-Term Debt [Line Items]
Lines of credit	200,037
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Related party loans	25,313
Chief Executive Officer Family [Member]
Short-Term Debt [Line Items]
Related party loans	$ 115,000